OREO (Tables)	12 Months Ended
Dec. 31, 2015
Real Estate [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2015 and 2014 is as follows:

	For the Year Ended December 31,
	2015	2014
	(Amounts in thousands)
Balance at beginning of period	$20,931	$28,910
Real estate acquired in settlement of loans	5,154	5,797
Allowance for OREO	—	(1,493)
Sales of real estate	(7,576)	(11,851)
Gain (loss) on sale of real estate	(1,076)	722
Write-down of real estate carrying values	(943)	(1,318)
Donated property	—	(22)
Reimbursement of funds	—	(251)
Capitalized improvements to real estate	139	437
Balance at end of period	$16,629	$20,931